Document and Entity Information	12 Months Ended
Dec. 28, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	FOSSIL GROUP, INC.
Entity Central Index Key	0000883569